UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-23371

 NAME OF REGISTRANT:                     TIGERSHARES Trust



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 3803 West Chester Pike, Suite 215
                                         Newton Square, PA 19073

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Yang Xu
                                         3803 West Chester Pike, Suite 215
                                         Newton Square, PA 19073

 REGISTRANT'S TELEPHONE NUMBER:          484-816-7801

 DATE OF FISCAL YEAR END:                09/30

 DATE OF REPORTING PERIOD:               07/01/2020 - 11/18/2020


UP Fintech China - U.S. Internet Titans ETF
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 ALIBABA GROUP HOLDING LIMITED                                                               Agenda Number:  935265086
--------------------------------------------------------------------------------------------------------------------------
        Security:  01609W102
    Meeting Type:  Annual
    Meeting Date:  30-Sep-2020
          Ticker:  BABA
            ISIN:  US01609W1027
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Amend and restate the Company's Memorandum                Mgmt          For                            For
       and Articles of Association to expressly
       permit completely virtual shareholders'
       meetings and reflect such updates as are
       detailed in the proxy statement and set
       forth in Exhibit A thereto.

2.1    Election of Director: MAGGIE WEI WU (To                   Mgmt          For                            For
       serve for a three year term or until such
       director's successor is elected or
       appointed and duly qualified).

2.2    Election of Director: KABIR MISRA (To serve               Mgmt          For                            For
       for a three year term or until such
       director's successor is elected or
       appointed and duly qualified).

2.3    Election of Director: WALTER TEH MING KWAUK               Mgmt          For                            For
       (To serve for a three year term or until
       such director's successor is elected or
       appointed and duly qualified).

3.     Ratify the appointment of                                 Mgmt          For                            For
       PricewaterhouseCoopers as the independent
       registered public accounting firm of the
       Company for the fiscal year ending March
       31, 2021.




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 MEITUAN DIANPING                                                                            Agenda Number:  713104874
--------------------------------------------------------------------------------------------------------------------------
        Security:  G59669104
    Meeting Type:  EGM
    Meeting Date:  29-Sep-2020
          Ticker:
            ISIN:  KYG596691041
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THE COMPANY NOTICE AND                   Non-Voting
       PROXY FORM ARE AVAILABLE BY CLICKING ON THE
       URL LINKS:
       https://www1.hkexnews.hk/listedco/listconew
       s/sehk/2020/0911/2020091100448.pdf AND
       https://www1.hkexnews.hk/listedco/listconew
       s/sehk/2020/0911/2020091100420.pdf

CMMT   PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED                 Non-Voting
       TO VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL
       RESOLUTIONS, ABSTAIN IS NOT A VOTING OPTION
       ON THIS MEETING

1.A    TO APPROVE, SUBJECT TO AND CONDITIONAL UPON               Mgmt          For                            For
       THE APPROVAL OF THE REGISTRAR OF COMPANIES
       OF THE CAYMAN ISLANDS, THE CHANGE OF THE
       ENGLISH NAME OF THE COMPANY FROM "MEITUAN
       DIANPING" TO "MEITUAN" AND THE ADOPTION OF
       THE CHINESE NAME OF ("AS SPECIFIED") AS THE
       DUAL FOREIGN NAME OF THE COMPANY IN PLACE
       OF ITS EXISTING CHINESE NAME OF ("AS
       SPECIFIED") WITH EFFECT FROM THE DATE OF
       REGISTRATION AS SET OUT IN THE CERTIFICATE
       OF INCORPORATION ON CHANGE OF NAME ISSUED
       BY THE REGISTRAR OF COMPANIES OF THE CAYMAN
       ISLANDS

1.B    TO AUTHORIZE ANY ONE DIRECTOR OF THE                      Mgmt          For                            For
       COMPANY ON BEHALF OF THE COMPANY TO DO ALL
       SUCH ACTS AND THINGS AND EXECUTE AND
       DELIVER ALL SUCH DOCUMENTS WHICH HE
       CONSIDERS NECESSARY, DESIRABLE OR EXPEDIENT
       FOR THE PURPOSE OF, OR IN CONNECTION WITH,
       THE IMPLEMENTATION OF AND GIVING EFFECT TO
       RESOLUTION NO. 1(A) ABOVE AND TO ATTEND TO
       ANY REGISTRATION AND/OR FILING IN THE
       CAYMAN ISLANDS AND HONG KONG ON BEHALF OF
       THE COMPANY




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 NETEASE, INC.                                                                               Agenda Number:  935269452
--------------------------------------------------------------------------------------------------------------------------
        Security:  64110W102
    Meeting Type:  Annual
    Meeting Date:  25-Sep-2020
          Ticker:  NTES
            ISIN:  US64110W1027
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    Re-election of Director: William Lei Ding                 Mgmt          For                            For

1B.    Re-election of Director: Alice Yu-Fen Cheng               Mgmt          For                            For

1C.    Re-election of Director: Denny Ting Bun Lee               Mgmt          For                            For

1D.    Re-election of Director: Joseph Tze Kay                   Mgmt          For                            For
       Tong

1E.    Re-election of Director: Lun Feng                         Mgmt          For                            For

1F.    Re-election of Director: Michael Man Kit                  Mgmt          For                            For
       Leung

1G.    Re-election of Director: Michael Sui Bau                  Mgmt          For                            For
       Tong

2.     Ratify the appointment of                                 Mgmt          For                            For
       PricewaterhouseCoopers Zhong Tian LLP and
       PricewaterhouseCoopers as auditors of
       NetEase, Inc. for the fiscal year ending
       December 31, 2020 for U.S. financial
       reporting and Hong Kong financial reporting
       purposes, respectively.



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         TIGERSHARES Trust
By (Signature)       /s/ Yang Xu
Name                 Yang Xu
Title                President
Date                 12/01/2020